Expense Example	Jul. 29, 2025 USD ($)
KraneShares CSI China Internet ETF | KraneShares CSI China Internet ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
KraneShares Global Humanoid and Embodied Intelligence Index ETF | KraneShares Global Humanoid and Embodied Intelligence Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	242
KraneShares Bosera MSCI China A 50 Connect Index ETF | KraneShares Bosera MSCI China A 50 Connect Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	956
KraneShares Asia Pacific High Income USD Bond ETF | KraneShares Asia Pacific High Income USD Bond ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Electric Vehicles and Future Mobility Index ETF | KraneShares Electric Vehicles and Future Mobility Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	962
KraneShares MSCI All China Health Care Index ETF | KraneShares MSCI All China Health Care Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
KraneShares MSCI China A Hedged Index ETF | KraneShares MSCI China A Hedged Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
KraneShares MSCI China Clean Technology Index ETF | KraneShares MSCI China Clean Technology Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	704
KraneShares MSCI One Belt One Road Index ETF | KraneShares MSCI One Belt One Road Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares SSE STAR Market 50 Index ETF | KraneShares SSE STAR Market 50 Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
KraneShares Hang Seng TECH Index ETF | KraneShares Hang Seng TECH Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares KWEB Covered Call Strategy ETF | KraneShares KWEB Covered Call Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
KraneShares Global Luxury Index ETF | KraneShares Global Luxury Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
KraneShares Global EM Revenue Leaders Index ETF | KraneShares Global EM Revenue Leaders Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	217
KraneShares Value Line(R) Dynamic Dividend Equity Index ETF | KraneShares Value Line(R) Dynamic Dividend Equity Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
KraneShares Mount Lucas Managed Futures Index Strategy ETF | KraneShares Mount Lucas Managed Futures Index Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
KraneShares Global Carbon Strategy ETF | KraneShares Global Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
KraneShares European Carbon Allowance Strategy ETF | KraneShares European Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
KraneShares California Carbon Allowance Strategy ETF | KraneShares California Carbon Allowance Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
KraneShares Eastern US Carbon Strategy ETF | KraneShares Eastern US Carbon Strategy ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
KraneShares Hedgeye Hedged Equity Index ETF | KraneShares Hedgeye Hedged Equity Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
KraneShares Artificial Intelligence and Technology ETF | KraneShares Artificial Intelligence and Technology ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
KraneShares Sustainable Ultra Short Duration Index ETF | KraneShares Sustainable Ultra Short Duration Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	86
Expense Example, with Redemption, 5 Years	159
Expense Example, with Redemption, 10 Years	371
KraneShares China Alpha Index ETF | KraneShares China Alpha Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
KraneShares Man Buyout Beta Index ETF | KraneShares Man Buyout Beta Index ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Quadratic Interest Rate Volatility and Inflation Hedge ETF | Quadratic Interest Rate Volatility and Inflation Hedge ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
Quadratic Deflation ETF | Quadratic Deflation ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
KraneShares 2x Long BABA Daily ETF | KraneShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	376
KraneShares 2x Long PDD Daily ETF | KraneShares 2x Long PDD Daily ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
KraneShares 100% KWEB Defined Outcome January 2027 ETF | KraneShares 100% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
KraneShares 90% KWEB Defined Outcome January 2027 ETF | KraneShares 90% KWEB Defined Outcome January 2027 ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	$ 1,236